Consolidated Statements of Shareholders Equity - Spetner Associates Inc [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equity [Member]
Balances at Dec. 31, 2022	$ 100	$ 418,900	$ (1,074,101)	$ 148,532	$ (506,569)
Balance, shares at Dec. 31, 2022	100
Owner dividends			(391,930)		(391,930)
Shareholder contributions		60,000			60,000
Net income			(157,601)		(157,601)
Other comprehensive income (loss)				661,512	661,512
Balances at Dec. 31, 2023	$ 100	478,900	(1,308,430)	810,044	(19,386)
Balance, shares at Dec. 31, 2023	100
Owner dividends			(7,623)		(7,623)
Shareholder contributions		90,709			90,709
Net income			932,544		932,544
Other comprehensive income (loss)				(765,768)	(765,768)
Balances at Mar. 31, 2024	$ 100	569,609	383,509	44,276	230,476
Balance, shares at Mar. 31, 2024	100
Balances at Dec. 31, 2023	$ 100	478,900	(1,308,430)	810,044	(19,386)
Balance, shares at Dec. 31, 2023	100
Owner dividends			(896,105)		(896,105)
Shareholder contributions		423,382			423,382
Related party note payable forgiven as shareholder contribution		10,077			10,077
Net income			2,144,665		2,144,665
Other comprehensive income (loss)				(726,615)	(726,615)
Balances at Dec. 31, 2024	$ 100	912,359	(59,870)	83,429	936,018
Balance, shares at Dec. 31, 2024	100
Owner dividends			(396,494)		(396,494)
Net income			2,983,897		2,983,897
Other comprehensive income (loss)				16,790	16,790
Balances at Mar. 31, 2025	$ 100	$ 912,359	$ 2,527,533	$ 100,219	$ 3,540,211
Balance, shares at Mar. 31, 2025	100